FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments And Fair Value Measurements [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Text Block]

18. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company is exposed to various financial instrument risks and assesses the impact and likelihood of this exposure.  These risks include liquidity, foreign currency, credit, commodity price, and interest rate risks. Where material, these risks are reviewed and monitored by the Board of Directors.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has in place a planning and budgeting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives. The Company's cash and cash equivalents are invested in business accounts with quality financial institutions and are available on demand to fund the Company's operations.

The Company enters into contracts that give rise to commitments in the normal course of business. The following table summarizes the remaining contractual cash flows of the Company's financial liabilities and operating and capital commitments, shown in contractual undiscounted cash flows, at December 31, 2022:

	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$23,416	$-	$-	$-	$23,416
Lease liabilities	120	137	110	115	482
Credit facility(1)	16,881	39,683	-	-	56,564
Reclamation and closure provision(2)	-	-	-	11,158	11,158
TOTAL	$40,417	$39,820	$110	$11,273	$91,620

(1) Debt interest payments calculated based on interest rate in effect on December 31, 2022. Interest rate may vary (note 7).

(2) Estimated undiscounted cash flows.

The Company believes its cash and cash equivalents at December 31, 2022 of $50,761 and continuing revenue and profitable operations are sufficient to settle its commitments through the next 12 months.

Foreign currency risk

The Company operates in Canada and Mexico and is exposed to foreign exchange risk arising from transactions denominated in foreign currencies. The operating results and the financial position of the Company are reported in US$. The functional currency of the parent entity is C$and therefore the Company is exposed to foreign currency risk from financial instruments denominated in currencies other than C$. The functional currency of the Company's subsidiaries is US$and therefore the Company's subsidiaries are exposed to foreign currency risk from financial instruments denominated in currencies other than US$.

The Company is exposed to foreign currency risk through the following financial assets and liabilities, expressed in US$:

	US Dollar	Mexican Peso	Total
December 31, 2022
Cash and cash equivalents	$29,502	$318	$29,820
Accounts receivable	111	8	119
Value-added taxes receivable	-	31,378	31,378
Total financial assets	29,613	31,704	61,317

Less: accounts payable and accrued liabilities	(428)	(3,010)	(3,438)
Less: debt	(49,591)	-	(49,591)
Net financial assets (liabilities)	$(20,406)	$28,694	$8,288

The Company is primarily exposed to fluctuations in the value of C$against US$and US$against Mexican pesos ("MX$"). With all other variables held constant, a 1% change in C$against US$or US$against MX$would result in the following impact on the Company's net income for the year:

December 31, 2022
C$/US$exchange rate - increase/decrease 1%	$204
US$/MX$exchange rate - increase/decrease 1%	$287

Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company's credit risk is primarily attributable to its liquid financial assets including cash and cash equivalents and accounts receivable.

The Company limits exposure to credit risk on liquid financial assets through maintaining its cash and cash equivalents with high-credit quality financial institutions. At December 31, 2022, the accounts receivable balance of $179 (2021 - $88) consisted of $60 (2021 - $67) due from related parties (note 14) and interest receivable of $111 (2021 - $20) on short-term interest bearing instruments. The Company has not recognized any expected credit losses with respect to interest receivable as the amounts are due from high-credit quality financial institutions and the risk of default is considered negligible. The carrying amount of financial assets, as stated in the consolidated statement of financial position, represents the Company's maximum credit exposure.

Interest rate risk

Interest rate risk is the risk that the fair values or future cash flows of the Company's financial instruments will fluctuate because of changes in market interest rates. The Company's exposure to interest rate risk arises primarily from the interest rate impact on its cash and cash equivalents and debt. The Company's cash and cash equivalents are held or invested in highly liquid accounts with both floating and fixed rates of interest, in order to achieve a satisfactory return for shareholders.

At December 31, 2022, the weighted average interest rate earned on the Company's cash and cash equivalents was 4.60%. With all other variables unchanged, a one percentage point change in interest rates would result in approximately a $383 increase/decrease in the Company's income and comprehensive income for the year.

The Company's debt has an interest rate of the adjusted SOFR plus an additional term interest rate margin ranging from 2.50% to 3.75%. The term interest rate margin is set at 3.00% until June 30, 2023 after which point it may vary. At December 31, 2022, adjusted SOFR was 4.40% and the term interest rate margin was 3.00% for a total interest rate of 7.40% and a one percentage point increase in interest rates would result in a $44 increase in interest for the year.

Financial instruments carrying value and fair value

The Company's financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and debt.

The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. The level of measurement for each financial instrument is determined by the lowest level of significant inputs.

The carrying value of accounts receivable and accounts payable and accrued liabilities (except as noted) approximate their fair values due to the short-term nature of these instruments. In relation to the Company’s SU plan (note 15), the Company recorded the fair value of SUs in accounts payable and accrued liabilities. The Company’s accounts payable and accrued liabilities related to SUs are measured using level 2 inputs. The carrying value of debt approximates its fair value as a result the debts variable interest rates that float in line with market interest rates.

The following table summarizes the carrying value and fair value, by level, of the Company's financial instruments. It does not include fair value information for financial instruments not measured at fair value if the carrying amount reasonably approximates the fair value because of their short-term nature.

	Carrying value		Fair value
	Fair value through
	profit and loss	Amortized cost	Level 1	Level 2	Level 3
December 31, 2022
Financial assets
Accounts receivable	$-	$179	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(2,382)	(21,034)	-	(2,382)	-
Debt	-	(49,591)	-	-	(49,591)
Net financial instruments	$(2,382)	$(70,446)	$-	$(2,382)	$(49,591)

December 31, 2021
Financial assets
Accounts receivable	$-	$88	$-	$-	$-

Financial liabilities
Accounts payable and accrued liabilities	(1,245)	(9,140)	-	(1,245)	-
Debt	-	(87,168)	-	-	(87,168)
Net financial instruments	$(1,245)	$(96,220)	$-	$(1,245)	$(87,168)